Investment Contracts - Summary of Investment Contracts (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment contracts without DPF
Total	¥ 267,804	¥ 255,434
Financial liabilities at amortised cost, category [member]
Disclosure of amounts arising from investment contracts [line items]
Investment contracts with DPF at amortised cost	61,657	59,129	¥ 57,153
Investment contracts without DPF
Investment contracts without DPF	206,137	196,296
Financial liabilities at fair value through profit or loss, category [member]
Investment contracts without DPF
Investment contracts without DPF	¥ 10	¥ 9